TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 5,698	$ 4,530
Research and development expenses	1,179	812
Other	48	34
Less: Valuation allowance	(6,925)	(5,376)
Net deferred tax asset	$ 0	$ 0